Business combinations	9 Months Ended
Sep. 30, 2021
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations
For the nine-month period ended September 30, 2021

On January 6, 2021, the Company completed its second investment through its Chilean renewable energy platform in a 40 MW solar PV plant, Chile PV 2, located in Chile, for approximately $5 million. Atlantica has control over Chile PV 2 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 2 has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interests.
On January 8, 2021, the Company completed the purchase of an additional 42.5% stake in Rioglass, a supplier of spare parts and services to the solar industry, increasing its stake from 15% to 57.5% and gaining control over the business under IFRS 10, Consolidated Financial Statements. The purchase price paid was $8.4 million, and the Company paid an additional $3.6 million (deductible from the final payment) for an option to acquire the remaining 42.5% under the same conditions until September 2021. On July 22, 2021, the Company exercised the option for $4.8 million, becoming the sole shareholder of the entity. Rioglass is included within the Renewable energy sector and the EMEA geography. The acquisition of Rioglass has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations.

On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW renewable asset in California. The purchase price paid was $130 million. Atlantica has control over Coso under IFRS 10, Consolidated Financial Statements and its acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Coso is included within the Renewable energy sector and the North America geography.

On May 14, 2021, the Company closed the acquisition of Calgary District Heating, a district heating asset of approximately 55 MWt in Canada. The purchase price paid was approximately $22.5 million. The acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Calgary District Heating is included within the Efficient natural gas and Heat sector and the North America geography.

On August 6, 2021, the Company closed the acquisition of Agrisun and Re Sole, two solar PV plants in Italy with a combined capacity of 3.7 MW for a total equity investment of $9 million. The acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. These assets are included within the Renewable Energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the nine-month period ended September 30, 2021
	($ in thousands)
	Coso	Other	Total
Contracted concessional assets	381,160	125,858	507,018
Deferred tax asset	-	4,526	4,526
Other non-current assets	11,024	2,062	13,086
Cash & cash equivalents	6,363	13,976	20,339
Other current assets	16,371	45,900	62,271
Non-current Project debt	(248,544)	(38,804)	(287,348)
Current Project debt	(13,415)	(24,167)	(37,582)
Deferred tax liabilities	-	(771)	(771)
Other current and non-current liabilities	(22,959)	(63,933)	(86,892)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	56,360	186,360
Asset acquisition – purchase price paid	(130,000)	(53,312)	(183,312)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Net result of business combinations	-	-	-

The purchase price equals the fair value of the net assets acquired.
The allocation of the purchase price is provisional as of September 30, 2021 and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of September 30, 2021. The measurement period will not exceed one year from the acquisition dates. In April and May 2021, the provisional period for the purchase price allocation of Chile PV 1 and Tenes, respectively, closed and did not result in significant adjustments to the initial amounts recognized.
The amount of revenue contributed by the acquisitions performed during the nine-month period ended September 30, 2021 to the Consolidated Condensed Interim Financial Statements of the Company as of September 30, 2021 is $126 million, and the amount of loss after tax is $4.7 million. Had the acquisitions been consolidated from January 1, 2021, the consolidated statement of comprehensive income would have included additional revenue of $14.8 million and additional profit after tax of $1.8 million.
For the year ended December 31, 2020
On April 3, 2020, the Company completed the first investment made through the renewable energy platform it created in Chile with financial partners, which comprised a 55 MW solar PV plant, Chile PV 1, located in Chile for approximately $4 million. Atlantica has control over Chile PV 1 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 1 was accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interest.
On May 31, 2020, the Company obtained control over the Board of Directors of Befesa Agua Tenes which owns a 51% stake in Tenes, a water desalination plant in Algeria, and therefore controls the asset. The total investment, in the form of a secured loan agreement to be reimbursed through a full cash-sweep of all the dividends to be received from the asset, amounted to approximately $19 million as of May 31, 2020. The acquisition was accounted for in these Consolidated Condensed Interim Financial Statements of Atlantica, in accordance with IFRS 3, Business Combinations, showing 49% of non-controlling interests.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
($ in thousands)
Contracted concessional assets	172,321
Other non-current assets	355
Cash & cash equivalents	17,646
Other current assets	31,422
Non-current Project debt	(149,585)
Current Project debt	(8,680)
Other current and non-current liabilities	(15,561)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.
The allocation of the purchase prices is provisional until one year from the acquisition dates. No significant adjustments were made in 2021 to the fair value of assets and liabilities at the effective acquisition date during the measurement period.
The amount of revenue contributed by the acquisitions performed during 2020 to the consolidated financial statements of the Company for the year 2020 was $22.5 million, and the amount of profit after tax was $6.3 million. Had the acquisitions been consolidated from January 1, 2020, the consolidated statement of comprehensive income would have included additional revenue of $14.7 million and additional profit after tax of $3.7 million.